Share-based payments	12 Months Ended
Mar. 31, 2022
Share-based payments
Share-based payments

26. Share-based payments

The Group has a number of share plans used to award shares to Executive Directors and employees as part of their remuneration package. A charge is recognised over the vesting period in the consolidated income statement to record the cost of these, based on the fair value of the award on the grant date.

Accounting policies

The Group issues equity-settled share-based awards to certain employees. Equity-settled share-based awards are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based award is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions. A corresponding increase in additional paid-in capital is also recognised.

Some share awards have an attached market condition, based on total shareholder return (‘TSR’), which is taken into account when calculating the fair value of the share awards. The valuation for the TSR is based on Vodafone’s ranking within the same group of companies, where possible, over the past five years.

The fair value of awards of non-vested shares is a calculation of the closing price of the Company’s shares on the day prior to the grant date, adjusted for the present value of the delay in receiving dividends where appropriate.

The maximum aggregate number of ordinary shares which may be issued in respect of share options or share plans will not (without shareholder approval) exceed:

– 10% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans; and

– 5% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans, other than any plans which are operated on an all-employee basis.

Share options

Vodafone Sharesave Plan

Under the Vodafone Sharesave Plan UK staff may acquire shares in the Company through monthly savings of up to £375 over a three and/or five year period. The savings may then be used to purchase shares at the option price, which is set at the beginning of the invitation period and usually at a discount of 20% to the then prevailing market price of the Company’s shares.

Share plans

Vodafone Group executive plans

Under the Vodafone Global Incentive Plan awards of shares are granted to Directors and certain employees. The release of these shares is conditional upon continued employment and for some awards achievement of certain performance targets measured over a three year period.

Vodafone Share Incentive Plan

Following a review of the UK all-employee plans it was decided that with effect from 1 April 2017 employees would no longer be able to contribute to the Share Incentive Plan and would therefore no longer receive matching shares. Individuals who hold shares in the plan will continue to receive dividend shares.

Movements in outstanding ordinary share options

	Ordinary share options
	2022	2021	2020
	Millions	Millions	Millions
1 April	62	53	46
Granted during the year	20	35	39
Forfeited during the year	(2)	(1)	(1)
Exercised during the year	(1)	–	–
Expired during the year	(18)	(25)	(31)
31 March	61	62	53
Weighted average exercise price:
1 April	£1.07	£1.19	£1.40
Granted during the year	£0.95	£1.03	£1.06
Forfeited during the year	£1.06	£1.16	£1.36
Exercised during the year	£1.17	£1.23	£1.50
Expired during the year	£1.10	£1.27	£1.34
31 March	£1.02	£1.07	£1.19

Summary of options outstanding

	31 March 2022			31 March 2021
			Weighted			Weighted
			remaining			remaining
		Weighted	average		Weighted	average
	Outstanding	average	contractual	Outstanding	average	contractual
	shares	exercise	life	shares	exercise	life
	Millions	price	Months	Millions	price	Months
Vodafone Group Sharesave Plan:
£0.91 – £1.89	61	£1.02	24	62	£1.07	30

Share awards

Movements in non-vested shares are as follows:

	2022		2021		2020
		Weighted		Weighted		Weighted
		average fair		average fair		average fair
		value at		value at		value at
	Millions	grant date	Millions	grant date	Millions	grant date
1 April	267	£1.20	245	£1.41	200	£1.92
Granted	113	£1.17	108	£0.99	135	£1.00
Vested	(68)	£1.44	(56)	£1.56	(44)	£2.10
Forfeited	(42)	£1.52	(30)	£1.10	(46)	£1.76
31 March	270	£1.07	267	£1.20	245	£1.41

Other information

The total fair value of shares vested during the year ended 31 March 2022 was £98 million (2021: £108 million; 2020: £ 92 million).

The compensation cost included in the consolidated income statement in respect of share options and share plans was €119 million (2021: €135 million; 2020: €134 million) which is comprised principally of equity-settled transactions.

The average share price for the year ended 31 March 2022 was 122.1 pence (2021: 120.8 pence; 2020: 135.9 pence).